Equity-settled share-based payments - Additional Information (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 GBP (£) AmericanDepositaryShares	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2023 GBP (£) $ / shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 GBP (£) AmericanDepositaryShares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life	7 years 8 months 4 days							8 years 2 months 12 days						8 years 3 months 18 days
Weighted average share price | £ / shares					£ 274							£ 318.31		£ 575.39
Options granted			7,703,826	2,567,942						5,821,131	1,940,377			2,259,153
Share-based payments charge		£ 13,050							£ 10,252					£ 8,632
Estimated employer tax obligation	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 600
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility							72.00%						56.00%	65.00%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility							79.00%						74.00%	70.00%
American Depositary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares						£ 10.26
Options granted | shares			2,567,942